Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
FIRST QUARTER REPORT
January 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF

PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024
Corporate Bonds   44.1%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.4%
Bombardier, Inc.
7.125%, 06/15/26
(a)
550,000 554,333
7.875%, 04/15/27
(a)
700,000 700,182
L3Harris Technologies, Inc.
5.400%, 07/31/33 352,000 362,250
Rolls-Royce PLC
5.750%, 10/15/27
(a)
440,000 439,217
RTX Corp.
5.150%, 02/27/33 650,000 658,876
Spirit AeroSystems , Inc.
9.375%, 11/30/29
(a)
555,000 601,392
Teledyne Technologies, Inc.
2.750%, 04/01/31 500,000 432,227
Textron, Inc.
3.000%, 06/01/30 86,000 77,154
3.900%, 09/17/29 23,000 21,908
TransDigm , Inc.
6.250%, 03/15/26
(a)
2,071,000 2,059,775
Total 5,907,314
Airlines 1.1%
Air Canada
3.875%, 08/15/26
(a)
407,000 387,110
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
577,500 571,785
5.750%, 04/20/29
(a)
1,568,000 1,540,601
Delta Air Lines, Inc.
7.375%, 01/15/26 172,000 178,040
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
545,000 512,104
United Airlines, Inc.
4.375%, 04/15/26
(a)
102,000 98,484
4.625%, 04/15/29
(a)
1,470,000 1,361,630
Total 4,649,754
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 167,000 149,036
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 110,000 87,106
Total 236,142
Automotive 1.0%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
900,000 787,137
Aptiv PLC
4.350%, 03/15/29 100,000 98,058
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
361,000 358,411
Ford Motor Co.
3.250%, 02/12/32 1,232,000 1,020,306
General Motors Co.
5.600%, 10/15/32 300,000 304,022
General Motors Financial Co., Inc.
3.600%, 06/21/30 18,000 16,296
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 1,006,000 944,320
Lear Corp.
4.250%, 05/15/29 100,000 96,503
Tenneco, Inc.
8.000%, 11/17/28
(a)
500,000 436,914
Total 4,061,967
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Banking 1.9%
Banco Santander SA
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 501,642
Bank of Montreal
3.088%, (US 5 Year CMT T-Note +
1.400%), 01/10/37
(b)
250,000 204,513
Bank of Nova Scotia/The
4.588%, (US 5 Year CMT T-Note +
2.050%), 05/04/37
(b)
250,000 226,260
Barclays
6.224%, (SOFRRATE + 2.980%),
05/09/34
(b)
700,000 721,072
Capital One Financial Corp.
5.817%, (SOFRRATE + 2.600%),
02/01/34
(b)
446,000 444,639
Citigroup, Inc.
6.174%, (SOFRRATE + 2.661%),
05/25/34
(b)
500,000 518,824
Citizens Financial Group, Inc.
2.638%, 09/30/32 78,000 60,620
Comerica, Inc.
5.982%, (SOFRRATE + 2.155%),
01/30/30
(b)
250,000 249,145
Deutsche Bank AG/New York NY
3.729%, (SOFRRATE + 2.757%),
01/14/32
(b)
550,000 461,360
Fifth Third Bancorp
4.772%, (SOFRINDX + 2.127%),
07/28/30
(b)
302,000 293,954
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
740,000 687,473
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(b)
198,000 150,987
KeyCorp
Series MTN, 2.550%, 10/01/29 234,000 201,156
Lloyds Banking Group PLC
7.953%, (US 1 Year CMT T-Note +
3.750%), 11/15/33
(b)
200,000 226,328
Mizuho Financial Group, Inc.
2.564%, 09/13/31 250,000 204,378
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(b)
276,000 220,220
5.297%, (SOFRRATE + 2.620%),
04/20/37
(b)
625,000 610,662
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 312,000 259,082
Synchrony Financial
5.150%, 03/19/29 85,000 82,197
UniCredit SpA
5.459%, (US 5 Year CMT T-Note +
4.750%), 06/30/35
(a),(b)
802,000 751,678
7.296%, (USD 5 Year Swap +
4.914%), 04/02/34
(a),(b)
200,000 206,557
Westpac Banking Corp.
2.668%, (US 5 Year CMT T-Note +
1.750%), 11/15/35
(b)
557,000 462,382
Total 7,745,129

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 89,439
CI Financial Corp.
3.200%, 12/17/30 78,000 62,778
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
255,000 208,895
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
680,000 613,223
Nasdaq, Inc.
1.650%, 01/15/31 123,000 99,758
Nomura Holdings, Inc.
2.679%, 07/16/30 302,000 258,628
Total 1,332,721
Building Materials 0.6%
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
565,000 505,922
Martin Marietta Materials, Inc.
2.400%, 07/15/31 200,000 168,811
Masco Corp.
2.000%, 02/15/31 345,000 284,158
Standard Industries, Inc.
3.375%, 01/15/31
(a)
449,000 381,368
4.375%, 07/15/30
(a)
1,062,000 965,082
Total 2,305,341
Cable and Satellite 2.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
1,500,000 1,264,067
4.750%, 03/01/30
(a)
998,000 886,721
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.400%, 04/01/33 500,000 450,819
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
730,000 713,580
CSC Holdings LLC
4.500%, 11/15/31
(a)
1,642,000 1,178,408
DISH DBS Corp.
5.750%, 12/01/28
(a)
1,117,000 752,381
DISH Network Corp.
11.750%, 11/15/27
(a)
250,000 260,854
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,107,000 1,046,937
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
323,000 312,973
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
29,000 27,854
Sunrise FinCo I BV
4.875%, 07/15/31
(a)
240,000 210,761
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 189,683
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
700,000 673,666
VZ Secured Financing BV
5.000%, 01/15/32
(a)
425,000 371,166
Ziggo BV
4.875%, 01/15/30
(a)
350,000 312,970
Total 8,652,840
Chemicals 0.4%
Celanese US Holdings LLC
6.379%, 07/15/32 250,000 261,170
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Dow Chemical Co. (The)
4.800%, 11/30/28 44,000 44,286
FMC Corp.
3.450%, 10/01/29 46,000 41,667
Huntsman International LLC
2.950%, 06/15/31 130,000 109,191
LYB International Finance III LLC
2.250%, 10/01/30 100,000 85,064
NewMarket Corp.
2.700%, 03/18/31 26,000 22,031
Sherwin-Williams Co. (The)
2.950%, 08/15/29 435,000 397,778
Tronox , Inc.
4.625%, 03/15/29
(a)
500,000 441,543
Westlake Corp.
3.375%, 06/15/30 114,000 103,916
Total 1,506,646
Construction Machinery 0.5%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
480,000 435,811
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
488,000 479,117
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
824,000 805,442
United Rentals North America, Inc.
3.875%, 02/15/31 560,000 505,160
Total 2,225,530
Consumer Cyclical Services 1.0%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
442,000 407,815
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 445,857
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
414,000 394,393
eBay, Inc.
2.600%, 05/10/31 316,000 273,010
Expedia Group, Inc.
2.950%, 03/15/31 46,000 40,270
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
802,000 738,804
5.750%, 04/15/26
(a)
175,000 175,099
Service Corp International
3.375%, 08/15/30 435,000 379,147
Uber Technologies, Inc.
4.500%, 08/15/29
(a)
952,000 902,332
8.000%, 11/01/26
(a)
500,000 508,914
Total 4,265,641
Consumer Products 0.2%
Coty, Inc.
5.000%, 04/15/26
(a)
157,000 154,146
Haleon US Capital LLC
3.625%, 03/24/32 500,000 460,558
Whirlpool Corp.
2.400%, 05/15/31 60,000 49,930
4.750%, 02/26/29 63,000 62,494
Total 727,128
Diversified Manufacturing 1.1%
Carlisle Cos., Inc.
2.750%, 03/01/30 250,000 220,250
Chart Industries, Inc.
7.500%, 01/01/30
(a)
750,000 771,810

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
4 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Dover Corp.
2.950%, 11/04/29 80,000 72,138
Emerald Debt Merger Sub LLC
6.625%, 12/15/30
(a)
600,000 605,949
Flowserve Corp.
3.500%, 10/01/30 128,000 114,054
Regal Rexnord Corp.
6.400%, 04/15/33
(a)
712,000 738,719
TK Elevator US Newco , Inc.
5.250%, 07/15/27
(a)
614,000 592,262
Vertiv Group Corp.
4.125%, 11/15/28
(a)
300,000 278,912
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
360,000 361,900
7.250%, 06/15/28
(a)
657,000 675,014
Total 4,431,008
Electric 2.1%
AES Corp. (The)
2.450%, 01/15/31 650,000 542,667
Ameren Corp.
3.500%, 01/15/31 112,000 102,187
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 85,000 83,052
Avangrid , Inc.
3.800%, 06/01/29 29,000 27,271
Calpine Corp.
4.500%, 02/15/28
(a)
751,000 714,408
5.125%, 03/15/28
(a)
395,000 377,527
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
555,000 481,743
4.750%, 03/15/28
(a)
126,000 120,027
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 500,000 412,193
Duke Energy Corp.
2.450%, 06/01/30 331,000 288,057
Entergy Corp.
2.400%, 06/15/31 380,000 318,874
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 153,583
Exelon Corp.
5.300%, 03/15/33 250,000 252,837
NextEra Energy Capital Holdings, Inc.
5.000%, 07/15/32 500,000 498,068
NRG Energy, Inc.
3.625%, 02/15/31
(a)
49,000 41,971
3.875%, 02/15/32
(a)
59,000 50,349
Pacific Gas and Electric Co.
2.500%, 02/01/31 178,000 147,748
4.550%, 07/01/30 165,000 157,753
PG&E Corp.
5.000%, 07/01/28 130,000 125,615
5.250%, 07/01/30 1,280,000 1,224,570
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 163,299
Southern Co. (The)
Series A, 3.700%, 04/30/30 342,000 321,488
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 792,295
5.625%, 02/15/27
(a)
727,000 716,855
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 163,914
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Xcel Energy, Inc.
2.600%, 12/01/29 326,000 291,233
Total 8,569,584
Environmental 0.1%
Republic Services, Inc.
2.375%, 03/15/33 305,000 250,839
Finance Companies 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 1,158,000 990,290
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 84,000 71,046
Aon Corp.
2.800%, 05/15/30 296,000 262,661
First American Financial Corp.
4.000%, 05/15/30 100,000 90,948
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(a)
860,000 833,451
GATX Corp.
4.700%, 04/01/29 86,000 85,336
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 364,583
OneMain Finance Corp.
4.000%, 09/15/30 600,000 507,215
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
565,000 546,165
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
201,000 176,431
Total 3,928,126
Food and Beverage 1.5%
Aramark Services, Inc.
5.000%, 02/01/28
(a)
83,000 80,137
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
200,000 205,605
Campbell Soup Co.
2.375%, 04/24/30 49,000 42,344
Constellation Brands, Inc.
4.900%, 05/01/33 250,000 248,416
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
300,000 298,134
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 101,385
General Mills, Inc.
4.950%, 03/29/33 250,000 250,092
Ingredion, Inc.
2.900%, 06/01/30 55,000 49,094
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.750%, 03/15/34
(a)
700,000 737,262
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.750%, 04/01/33 44,000 43,582
JM Smucker Co. (The)
2.375%, 03/15/30 65,000 56,415
Keurig Dr Pepper, Inc.
4.050%, 04/15/32 350,000 331,846
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
350,000 319,458
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 36,751
2.500%, 04/15/30 129,000 112,977
Mondelez International, Inc.
2.750%, 04/13/30 187,000 168,397

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
1,017,000 993,985
Pilgrim's Pride Corp.
3.500%, 03/01/32 240,000 202,709
6.250%, 07/01/33 320,000 327,295
Post Holdings, Inc.
4.625%, 04/15/30
(a)
1,148,000 1,055,894
Sysco Corp.
5.950%, 04/01/30 95,000 100,765
US Foods, Inc.
4.750%, 02/15/29
(a)
500,000 474,312
Total 6,236,855
Gaming 1.6%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
720,000 662,101
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
960,000 964,642
7.000%, 02/15/30
(a)
1,075,000 1,107,272
Caesars Resort Collection LLC / CRC Finco , Inc.
5.750%, 07/01/25
(a)
75,000 75,120
Churchill Downs, Inc.
5.750%, 04/01/30
(a)
650,000 628,884
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 201,000 183,705
Las Vegas Sands Corp.
3.500%, 08/18/26 360,000 343,718
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(a)
861,000 766,457
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
460,000 393,910
VICI Properties LP
5.125%, 05/15/32 557,000 533,684
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
496,000 440,997
5.625%, 08/26/28
(a)
640,000 593,301
Total 6,693,791
Health Care 2.9%
Agilent Technologies, Inc.
2.300%, 03/12/31 290,000 247,803
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
776,000 739,210
Bausch & Lomb Escrow Corp.
8.375%, 10/01/28
(a)
750,000 780,522
Baxter International, Inc.
2.539%, 02/01/32 518,000 431,809
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 248,876
Boston Scientific Corp.
2.650%, 06/01/30 59,000 52,504
Cencora , Inc.
2.700%, 03/15/31 200,000 174,124
Cigna Group (The)
2.400%, 03/15/30 240,000 209,576
5.400%, 03/15/33 100,000 103,285
CVS Health Corp.
5.250%, 02/21/33 600,000 605,413
DaVita, Inc.
3.750%, 02/15/31
(a)
1,396,000 1,149,742
4.625%, 06/01/30
(a)
508,000 449,346
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 525,000 554,193
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
HCA, Inc.
5.500%, 06/01/33 410,000 416,370
Hologic , Inc.
3.250%, 02/15/29
(a)
548,000 492,510
IQVIA, Inc.
5.000%, 05/15/27
(a)
525,000 513,387
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 68,943
LifePoint Health, Inc.
11.000%, 10/15/30
(a)
213,000 226,633
Medline Borrower LP
3.875%, 04/01/29
(a)
1,786,000 1,617,261
Ochsner LSU Health System of North Louisiana
Series 2021, 2.510%, 05/15/31 190,000 129,563
Smith & Nephew PLC
2.032%, 10/14/30 76,000 63,387
Star Parent, Inc.
9.000%, 10/01/30
(a)
500,000 525,562
Tenet Healthcare Corp.
4.875%, 01/01/26 1,317,000 1,305,166
6.125%, 06/15/30 485,000 485,064
6.250%, 02/01/27 21,000 20,939
Universal Health Services, Inc.
2.650%, 10/15/30 290,000 244,484
Total 11,855,672
Healthcare Insurance 0.3%
Centene Corp.
3.000%, 10/15/30 568,000 491,253
Elevance Health, Inc.
2.550%, 03/15/31 320,000 276,545
4.750%, 02/15/33 220,000 217,732
Humana, Inc.
2.150%, 02/03/32 226,000 182,947
Total 1,168,477
Healthcare REIT 0.3%
Healthpeak OP LLC
3.000%, 01/15/30 180,000 160,809
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 675,000 415,160
4.625%, 08/01/29 290,000 196,182
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 110,000 88,512
Physicians Realty LP
2.625%, 11/01/31 150,000 123,582
Ventas Realty LP
4.400%, 01/15/29 97,000 94,083
Welltower OP LLC
2.800%, 06/01/31 293,000 253,573
Total 1,331,901
Independent Energy 1.3%
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
520,000 525,896
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
500,000 525,776
8.750%, 07/01/31
(a)
700,000 746,291
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
675,000 584,903
6.750%, 03/01/29
(a)
174,000 160,054
Coterra Energy, Inc.
4.375%, 03/15/29 100,000 97,430

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
6 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Devon Energy Corp.
4.500%, 01/15/30 194,000 186,832
Diamondback Energy, Inc.
3.500%, 12/01/29 76,000 70,597
6.250%, 03/15/33 350,000 373,387
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
17,000 16,917
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
1,109,000 1,074,031
Occidental Petroleum Corp.
6.625%, 09/01/30 142,000 151,438
Southwestern Energy Co.
4.750%, 02/01/32 1,013,000 938,275
Total 5,451,827
Integrated Energy 0.0%
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
160,000 158,038
Leisure 1.3%
Carnival Corp.
4.000%, 08/01/28
(a)
1,320,000 1,222,285
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28
(a)
670,000 733,605
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
620,000 618,860
Life Time, Inc.
5.750%, 01/15/26
(a)
276,000 273,400
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
755,000 763,235
NCL Corp. Ltd.
5.875%, 02/15/27
(a)
500,000 492,669
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
490,000 482,969
9.250%, 01/15/29
(a)
849,000 912,956
Total 5,499,979
Life Insurance 0.3%
Athene Holding Ltd.
3.500%, 01/15/31 162,000 142,541
6.150%, 04/03/30 12,000 12,381
Corebridge Financial, Inc.
3.900%, 04/05/32 480,000 432,918
Globe Life, Inc.
2.150%, 08/15/30 200,000 168,135
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
628,000 586,906
Total 1,342,881
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
951,000 816,282
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 284,000 279,710
Total 1,095,992
Materials 0.0%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 75,143
Media and Entertainment 1.7%
AMC Networks, Inc.
4.250%, 02/15/29 335,000 258,429
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
427,000 402,770
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 199,361
Gray Television, Inc.
5.375%, 11/15/31
(a)
432,000 338,048
Interpublic Group of Cos., Inc. (The)
2.400%, 03/01/31 160,000 135,107
News Corp.
3.875%, 05/15/29
(a)
489,000 449,337
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
935,000 856,298
Paramount Global
4.950%, 01/15/31 256,000 242,129
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
300,000 267,761
ROBLOX Corp.
3.875%, 05/01/30
(a)
424,000 372,331
TEGNA, Inc.
5.000%, 09/15/29 1,341,000 1,238,395
Univision Communications, Inc.
4.500%, 05/01/29
(a)
876,000 779,496
6.625%, 06/01/27
(a)
290,000 286,991
Warnermedia Holdings, Inc.
4.279%, 03/15/32 1,430,000 1,309,201
Total 7,135,654
Media Cable 0.8%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
1,489,000 1,414,584
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
300,000 263,589
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,618,000 1,468,913
Total 3,147,086
Metals and Mining 0.6%
Arcelormittal SA
6.800%, 11/29/32 250,000 268,336
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
434,000 435,994
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
890,000 802,472
Newmont Corp.
2.250%, 10/01/30 174,000 149,079
Novelis Corp.
4.750%, 01/30/30
(a)
580,000 538,080
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 84,470
Steel Dynamics, Inc.
3.250%, 01/15/31 94,000 84,580
Vale Overseas Ltd.
3.750%, 07/08/30 34,000 30,846
Total 2,393,857
Midstream 2.4%
Boardwalk Pipelines LP
3.400%, 02/15/31 120,000 107,482
Cheniere Energy Partners LP
4.000%, 03/01/31 648,000 588,111
Cheniere Energy, Inc.
4.625%, 10/15/28 230,000 222,770
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 699,899
DT Midstream, Inc.
4.125%, 06/15/29
(a)
134,000 123,117

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.375%, 06/15/31
(a)
800,000 715,486
Enbridge, Inc.
5.700%, 03/08/33 600,000 619,780
Energy Transfer LP
6.550%, 12/01/33 440,000 475,034
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
801,000 747,418
6.500%, 07/01/27
(a)
329,000 333,175
ITT Holdings LLC
6.500%, 08/01/29
(a)
8,000 6,998
Kinder Morgan, Inc.
2.000%, 02/15/31 909,000 748,571
Kinetik Holdings LP
5.875%, 06/15/30
(a)
494,000 485,362
MPLX LP
2.650%, 08/15/30 422,000 365,783
National Fuel Gas Co.
2.950%, 03/01/31 120,000 101,067
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
828,000 842,705
ONEOK, Inc.
4.350%, 03/15/29 48,000 46,729
6.050%, 09/01/33 300,000 314,850
Plains All American Pipeline LP / PAA Finance Corp.
3.800%, 09/15/30 71,000 65,435
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 88,000 85,889
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
125,000 111,665
4.125%, 08/15/31
(a)
1,070,000 947,213
Venture Global LNG, Inc.
9.500%, 02/01/29
(a)
650,000 690,509
Western Midstream Operating LP
3.100%, 02/01/25 2,000 1,950
Williams Cos., Inc. (The)
2.600%, 03/15/31 480,000 410,331
3.500%, 11/15/30 102,000 93,504
Total 9,950,833
Office REIT 0.1%
Boston Properties LP
3.250%, 01/30/31 346,000 297,368
Corporate Office Properties LP
2.000%, 01/15/29 123,000 103,280
Highwoods Realty LP
2.600%, 02/01/31 136,000 108,175
Piedmont Operating Partnership LP
3.150%, 08/15/30 128,000 98,737
Total 607,560
Oil Field Services 0.8%
NOV, Inc.
3.600%, 12/01/29 113,000 104,949
Transocean, Inc.
8.750%, 02/15/30
(a)
475,000 496,597
Valaris Ltd.
8.375%, 04/30/30
(a)
500,000 511,976
Venture Global LNG, Inc.
8.375%, 06/01/31
(a)
1,470,000 1,488,500
Weatherford International Ltd.
8.625%, 04/30/30
(a)
699,000 715,115
Total 3,317,137
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 557,000 500,706
6.250%, 05/15/26 589,000 564,581
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 352,229
Total 1,417,516
Other Industry 0.2%
Coherent Corp.
5.000%, 12/15/29
(a)
904,000 846,228
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 98,612
Total 944,840
Other REIT 0.4%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 53,529
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
378,000 365,211
CubeSmart LP
2.000%, 02/15/31 98,000 79,865
EPR Properties
3.750%, 08/15/29 222,000 197,668
Extra Space Storage LP
2.550%, 06/01/31 240,000 200,254
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
270,000 251,029
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 258,000 231,821
LXP Industrial Trust
2.700%, 09/15/30 56,000 46,998
Safehold GL Holdings LLC
2.800%, 06/15/31 110,000 91,413
WP Carey, Inc.
2.400%, 02/01/31 150,000 125,970
Total 1,643,758
Other Utility 0.2%
American Water Capital Corp.
3.750%, 09/01/28 513,000 495,113
Essential Utilities, Inc.
2.704%, 04/15/30 220,000 192,973
Total 688,086
Packaging 0.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
4.000%, 09/01/29
(a)
300,000 243,953
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
500,000 449,598
Ball Corp.
2.875%, 08/15/30 588,000 502,694
3.125%, 09/15/31 260,000 219,965
6.000%, 06/15/29 200,000 201,825
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 395,000 387,433
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/26
(a)
980,000 989,980
Pactiv Evergreen Group Issuer Inc /Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
440,000 410,504
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 195,248
Total 3,601,200

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
8 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Paper 0.2%
Mercer International, Inc.
5.125%, 02/01/29 331,000 283,848
Rayonier LP
2.750%, 05/17/31 150,000 124,143
Suzano Austria GmbH
3.750%, 01/15/31 55,000 47,914
Weyerhaeuser Co.
4.000%, 04/15/30 88,000 83,756
WRKCo , Inc.
3.000%, 06/15/33 190,000 162,393
Total 702,054
Pharmaceuticals 1.0%
AbbVie, Inc.
3.200%, 11/21/29 69,000 64,277
Amgen, Inc.
5.250%, 03/02/33 1,200,000 1,225,301
Biogen, Inc.
2.250%, 05/01/30 175,000 149,085
Gilead Sciences, Inc.
5.250%, 10/15/33 250,000 259,243
Jazz Securities DAC
4.375%, 01/15/29
(a)
364,000 336,095
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 548,186
5.125%, 04/30/31
(a)
940,000 808,321
Royalty Pharma PLC
2.200%, 09/02/30 200,000 167,725
Viatris , Inc.
2.700%, 06/22/30 228,000 194,443
Zoetis, Inc.
2.000%, 05/15/30 268,000 228,411
Total 3,981,087
Property & Casualty 0.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/28
(a)
780,000 787,096
Assurant, Inc.
2.650%, 01/15/32 40,000 33,000
Brown & Brown, Inc.
2.375%, 03/15/31 256,000 212,081
Enstar Group Ltd.
3.100%, 09/01/31 101,000 84,274
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31 300,000 263,416
Fidelity National Financial, Inc.
2.450%, 03/15/31 127,000 104,276
3.400%, 06/15/30 8,000 7,141
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 66,551
HUB International Ltd.
7.250%, 06/15/30
(a)
700,000 719,505
Markel Group, Inc.
3.350%, 09/17/29 44,000 40,412
Willis North America, Inc.
4.500%, 09/15/28 121,000 118,356
Total 2,436,108
Railroads 0.1%
Canadian Pacific Railway Co.
2.450%, 12/02/31 500,000 461,391
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Real Estate 0.0%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 250,000 197,963
Refining 0.2%
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 529,151
Phillips 66 Co.
3.150%, 12/15/29 120,000 109,810
Valero Energy Corp.
4.350%, 06/01/28 21,000 20,743
Total 659,704
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
1,557,000 1,391,083
Starbucks Corp.
4.800%, 02/15/33 300,000 302,674
Yum! Brands, Inc.
3.625%, 03/15/31 168,000 148,608
4.625%, 01/31/32 941,000 872,232
Total 2,714,597
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 81,824
Retail REIT 0.1%
Agree LP
2.900%, 10/01/30 90,000 77,804
Brixmor Operating Partnership LP
4.125%, 05/15/29 110,000 104,380
Kimco Realty OP LLC
2.700%, 10/01/30 29,000 25,171
Total 207,355
Retailers 0.8%
Advance Auto Parts, Inc.
3.900%, 04/15/30 134,000 119,686
AutoNation, Inc.
4.750%, 06/01/30 120,000 115,279
AutoZone, Inc.
4.000%, 04/15/30 73,000 69,830
4.750%, 02/01/33 250,000 244,663
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
494,000 500,630
Best Buy Co., Inc.
1.950%, 10/01/30 125,000 104,016
Dollar General Corp.
3.500%, 04/03/30 108,000 99,331
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
500,000 452,022
Lowe's Cos., Inc.
2.625%, 04/01/31 250,000 217,385
3.750%, 04/01/32 250,000 232,056
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,000,000 932,806
Tractor Supply Co.
5.250%, 05/15/33 250,000 253,786
Total 3,341,490
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,116,000 1,009,292
4.625%, 01/15/27
(a)
82,000 79,566
Total 1,088,858

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Technology 4.2%
Amdocs Ltd.
2.538%, 06/15/30 160,000 138,070
Amphenol Corp.
2.800%, 02/15/30 212,000 191,955
Avnet, Inc.
3.000%, 05/15/31 475,000 399,200
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
560,000 529,804
Block, Inc.
3.500%, 06/01/31 1,104,000 951,161
Broadcom, Inc.
3.137%, 11/15/35
(a)
800,000 655,625
3.469%, 04/15/34
(a)
373,000 324,086
Broadridge Financial Solutions, Inc.
2.600%, 05/01/31 170,000 144,609
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 200,000 176,024
CGI, Inc.
2.300%, 09/14/31 45,000 36,732
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
436,000 401,840
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,500,000 1,400,536
Dell International LLC / EMC Corp.
5.300%, 10/01/29 2,000 2,049
Entegris , Inc.
5.950%, 06/15/30
(a)
440,000 434,433
Equinix , Inc.
2.150%, 07/15/30 476,000 402,002
Fidelity National Information Services, Inc.
2.250%, 03/01/31 190,000 160,227
Fiserv, Inc.
5.625%, 08/21/33 500,000 520,514
Gen Digital, Inc.
6.750%, 09/30/27
(a)
300,000 304,789
Global Payments, Inc.
3.200%, 08/15/29 326,000 295,276
GTCR W-2 Merger Sub LLC
7.500%, 01/15/31
(a)
940,000 979,392
HP, Inc.
5.500%, 01/15/33 360,000 367,610
Imola Merger Corp.
4.750%, 05/15/29
(a)
676,000 629,460
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
270,000 242,429
5.250%, 07/15/30
(a)
792,000 746,984
Kyndryl Holdings, Inc.
3.150%, 10/15/31 292,000 243,311
Leidos , Inc.
2.300%, 02/15/31 350,000 291,802
Marvell Technology, Inc.
2.950%, 04/15/31 200,000 173,876
Micron Technology, Inc.
4.663%, 02/15/30 250,000 245,411
Motorola Solutions, Inc.
4.600%, 05/23/29 296,000 293,461
MSCI, Inc.
3.875%, 02/15/31
(a)
62,000 56,064
NCR Voyix Corp.
5.125%, 04/15/29
(a)
687,000 646,455
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
964,000 920,401
NetApp, Inc.
2.700%, 06/22/30 250,000 219,535
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30 194,000 177,255
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
521,000 471,583
Oracle Corp.
2.875%, 03/25/31 867,000 762,722
Qorvo , Inc.
4.375%, 10/15/29 134,000 126,279
Rakuten Group, Inc.
6.250%, (US 5 Year CMT T-Note +
4.956%), 10/22/72
(a),(b)
600,000 414,644
Sensata Technologies BV
4.000%, 04/15/29
(a)
300,000 274,638
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
677,000 664,521
VMware LLC
2.200%, 08/15/31 428,000 353,148
Vontier Corp.
2.950%, 04/01/31 275,000 229,714
Western Union Co. (The)
2.750%, 03/15/31 164,000 136,321
Workday, Inc.
3.800%, 04/01/32 300,000 278,091
Total 17,414,039
Tobacco 0.4%
Altria Group, Inc.
4.800%, 02/14/29 240,000 240,616
Bat Capital Corp.
6.421%, 08/02/33 840,000 878,389
Vector Group Ltd.
5.750%, 02/01/29
(a)
370,000 341,349
Total 1,460,354
Transportation Services 0.1%
FedEx Corp.
2.400%, 05/15/31 500,000 425,865
GXO Logistics, Inc.
2.650%, 07/15/31 130,000 107,622
Total 533,487
Wireless 0.9%
American Tower Corp.
1.875%, 10/15/30 250,000 204,829
3.800%, 08/15/29 19,000 17,937
Crown Castle, Inc.
2.100%, 04/01/31 180,000 146,520
Rogers Communications, Inc.
3.800%, 03/15/32 250,000 227,283
SBA Communications Corp.
3.125%, 02/01/29 848,000 755,743
3.875%, 02/15/27 272,000 259,305
T-Mobile USA, Inc.
5.200%, 01/15/33 600,000 610,201
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
334,000 299,248
Vodafone Group PLC
7.000%, (USD 5 Year Swap +
4.873%), 04/04/79
(b)
931,000 961,121
Total 3,482,187

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
10 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wirelines 1.4%
AT&T, Inc.
2.550%, 12/01/33 882,000 715,865
5.400%, 02/15/34 250,000 256,527
Bell Telephone Co. of Canada or Bell Canada
5.100%, 05/11/33 250,000 254,037
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
1,066,000 983,923
Iliad Holding SASU
7.000%, 10/15/28
(a)
897,000 887,863
Level 3 Financing, Inc.
10.500%, 05/15/30
(a)
250,000 248,750
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
1,080,000 1,098,297
Verizon Communications, Inc.
2.355%, 03/15/32 1,520,000 1,260,499
Total 5,705,761
Total Corporate Bonds
(Cost $192,369,896) 181,022,052
Foreign Government Obligations
(c),(d)
  29.7%
Principal
Amount ($) Value ($)
Australia 0.9%
Australia Government Bond
Series 163, 1.000%, 11/21/31 AUD 7,016,000 3,748,171
Brazil 1.7%
Brazilian Government International Bond
3.875%, 06/12/30 2,652,000 2,403,577
6.000%, 10/20/33 2,550,000 2,521,183
Petrobras Global Finance BV
6.500%, 07/03/33 2,000,000 1,984,854
Total 6,909,614
Canada 0.9%
Canadian Government Bond
1.250%, 06/01/30 CAD 2,096,000 1,383,800
1.500%, 06/01/31 CAD 3,591,000 2,367,270
Total 3,751,070
Chile 0.3%
Corp Nacional del Cobre de Chile
Series REGS, 5.950%, 01/08/34 1,200,000 1,203,104
Colombia 1.9%
Colombia Government International Bond
3.125%, 04/15/31 1,606,000 1,287,924
7.500%, 02/02/34 2,751,000 2,819,966
Ecopetrol SA
6.875%, 04/29/30 418,000 406,641
8.875%, 01/13/33 3,321,000 3,504,276
Total 8,018,807
Costa Rica 0.5%
Costa Rica Government International Bond
Series REGS, 6.550%, 04/03/34 2,000,000 2,048,712
Dominican Republic 1.1%
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 5,042,000 4,515,590
France 0.9%
French Republic Government Bond OAT
2.500%, 05/25/30 EUR 1,491,000 1,629,155
1.500%, 05/25/31 EUR 2,055,000 2,092,559
Total 3,721,714
Germany 0.9%
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Bundesrepublik Deutschland Bundesanleihe
0.172%, 08/15/30 EUR 1,848,000 1,763,077
2.300%, 02/15/33 EUR 1,783,000 1,968,852
Total 3,731,929
Guatemala 0.2%
Guatemala Government Bond
Series REGS, 6.600%, 06/13/36 1,000,000 1,013,810
Hungary 0.8%
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 2,402,000 1,923,329
Series REGS, 6.250%, 09/22/32 1,125,000 1,176,738
Total 3,100,067
India 0.7%
Export-Import Bank of India
Series REGS, 2.250%, 01/13/31 2,000,000 1,662,347
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 224,000 207,035
4.500%, 06/18/29 1,000,000 966,316
Total 2,835,698
Indonesia 1.9%
Indonesia Government International Bond
3.850%, 10/15/30 447,000 423,151
Series REGS, 7.750%, 01/17/38 2,760,000 3,460,519
Pertamina Persero PT
Series REGS, 3.650%, 07/30/29 312,000 292,576
Series REGS, 2.300%, 02/09/31 1,115,000 934,427
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.700%, 06/06/32 2,500,000 2,472,310
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 350,000 353,373
Total 7,936,356
Italy 0.9%
Italy Buoni Poliennali Del Tesoro
Series 31Y, 6.000%, 05/01/31 EUR 2,950,000 3,755,890
Japan 0.9%
Japan Government Ten Year Bond
Series 360, 0.100%, 09/20/30 JPY 31,000,000 208,049
Series 368, 0.200%, 09/20/32 JPY 363,500,000 2,401,881
Series 366, 0.200%, 03/20/32 JPY 88,000,000 585,028
Series 371, 0.400%, 06/20/33 JPY 60,000,000 400,241
Total 3,595,199
Kazakhstan 0.4%
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30 1,830,000 1,800,692
Mexico 1.8%
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 1,846,000 1,535,281
Mexico Government International Bond
2.659%, 05/24/31 6,729,000 5,652,626
Total 7,187,907
Morocco 0.6%
Morocco Government International Bond
6.500%, 09/08/33 2,200,000 2,278,148
New Zealand 0.9%
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 1,468,000 846,848
Series 0531, 1.500%, 05/15/31 NZD 1,652,000 830,780
Series 0433, 3.500%, 04/14/33 NZD 3,710,000 2,104,977
Total 3,782,605
Norway 0.9%

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024 11
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 5,580,000 469,395
Series 486, 3.000%, 08/15/33
(a)
NOK 21,820,000 1,996,536
Series 484, 2.125%, 05/18/32
(a)
NOK 14,000,000 1,206,386
Total 3,672,317
Oman 0.7%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 1,000,000 1,025,141
Series REGS, 6.250%, 01/25/31 1,600,000 1,657,562
Total 2,682,703
Panama 0.9%
Panama Government International Bond
6.700%, 01/26/36 3,128,000 3,006,641
2.252%, 09/29/32 990,000 702,156
Total 3,708,797
Paraguay 0.3%
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 598,000 576,331
Series REGS, 2.739%, 01/29/33 1,000,000 806,191
Total 1,382,522
Peru 1.1%
Peruvian Government International Bond
8.750%, 11/21/33 312,000 390,042
2.783%, 01/23/31 3,371,000 2,921,248
3.000%, 01/15/34 1,344,000 1,122,858
Total 4,434,148
Philippines 1.0%
Philippine Government International Bond
9.500%, 02/02/30 3,156,000 3,932,214
Romania 0.6%
Romanian Government International Bond
Series REGS, 3.000%, 02/14/31 1,560,000 1,328,395
7.125%, 01/17/33 1,184,000 1,280,066
Total 2,608,461
Serbia 0.5%
Serbia International Bond
Series REGS, 6.500%, 09/26/33 2,000,000 2,043,036
South Africa 0.6%
Republic of South Africa Government
International Bond
4.850%, 09/30/29 2,650,000 2,418,272
Sweden 0.9%
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 20,000 1,949
Series 1062, 0.125%, 05/12/31 SEK 44,250,000 3,706,822
Series 1061, 0.750%, 11/12/29 SEK 30,000 2,685
Total 3,711,456
Switzerland 0.9%
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,581,000 3,715,333
0.138%, 06/22/29 CHF 56,000 62,555
Total 3,777,888
United Arab Emirates 1.1%
DP World PLC
Series REGS, 6.850%, 07/02/37 2,550,000 2,760,490
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,400,000 1,250,838
3.200%, 07/13/31 500,000 427,976
Total 4,439,304
United Kingdom 0.9%
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
United Kingdom Gilt
4.750%, 12/07/30 GBP 2,675,000 3,633,920
0.250%, 07/31/31 GBP 72,000 71,226
Total 3,705,146
Uruguay 1.1%
Uruguay Government International Bond
5.750%, 10/28/34 1,400,000 1,494,827
4.375%, 01/23/31 2,904,000 2,860,556
Total 4,355,383
Total Foreign Government Obligations
(Cost $129,338,484) 121,806,730
Residential Mortgage-Backed Securities - Agency   14.9%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 12.1%
2.000%, 02/15/54
(e)
5,940,000 4,788,877
3.000%, 02/15/54
(e)
1,290,000 1,128,951
3.500%, 02/15/54
(e)
3,229,000 2,938,630
4.000%, 02/15/54
(e)
5,145,000 4,842,616
4.500%, 02/15/54
(e)
7,010,000 6,777,243
5.000%, 02/15/54
(e)
9,200,000 9,079,487
5.500%, 02/15/54
(e)
8,725,000 8,749,835
6.000%, 02/15/54
(e)
8,500,000 8,616,377
6.500%, 02/15/54
(e)
2,500,000 2,559,163
Total 49,481,179
Federal Home Loan Mortgage Corporation 2.2%
2.500%, 08/01/50 5,104,704 4,327,155
3.000%, 01/01/50 233,081 206,105
3.000%, 02/01/50 237,561 210,385
3.000%, 08/01/50 3,437,692 3,030,596
3.500%, 08/01/47 439,235 407,410
3.500%, 08/01/49 123,655 114,052
3.500%, 09/01/49 150,446 138,972
3.500%, 10/01/49 165,115 152,375
3.500%, 11/01/49 164,130 151,879
3.500%, 02/01/50 185,953 171,770
4.000%, 08/01/49 130,172 123,623
4.000%, 09/01/49 162,967 154,846
Total 9,189,168
Federal National Mortgage Association 0.6%
3.000%, 12/01/49 218,765 193,816
3.000%, 01/01/50 284,808 252,386
3.000%, 01/01/50 228,562 202,449
3.000%, 02/01/50 223,904 198,276
3.000%, 03/01/50 235,142 207,876
3.500%, 04/01/49 44,822 41,424
3.500%, 08/01/49 128,657 118,851
3.500%, 09/01/49 237,501 219,399
3.500%, 09/01/49 145,467 134,379
3.500%, 10/01/49 153,678 141,964
3.500%, 12/01/49 173,848 160,597
3.500%, 02/01/50 175,143 161,793
4.000%, 09/01/47 189,646 181,672
4.000%, 03/01/48 344,206 330,704
4.000%, 05/01/49 37,324 35,459
Total 2,581,045
Total Residential Mortgage-Backed
Securities - Agency
(Cost $63,241,477) 61,251,392

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
12 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024
Notes to Portfolio of Investments
Treasury Bills   9.7%
Issue
Description
Principal
Amount ($) Value ($)
United States 9.7%
U.S. Treasury Bills
5.191%, 07/11/24 10,000,000 9,775,900
5.408%, 05/09/24 10,000,000 9,859,575
5.508%, 02/22/24 10,000,000 9,969,345
5.527%, 03/07/24 10,000,000 9,948,813
Total 39,553,633
Total Treasury Bills
(Cost $39,549,865) 39,553,633
U.S. Treasury Obligations   9.9%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 7.1%
2.375%, 02/15/42 2,786,000 2,106,912
2.750%, 08/15/42 5,886,000 4,707,880
3.000%, 05/15/42 4,500,000 3,754,687
3.250%, 05/15/42 9,002,000 7,786,730
3.625%, 02/15/53 1,397,000 1,253,371
3.625%, 05/15/53 1,685,000 1,514,657
4.000%, 11/15/52 37,000 35,532
4.125%, 08/15/53 2,576,000 2,531,322
4.375%, 08/15/43 2,248,000 2,264,509
4.750%, 11/15/43 1,000,000 1,059,219
4.750%, 11/15/53 2,012,000 2,197,167
Total 29,211,986
U.S. Treasury Note 2.8%
3.375%, 05/15/33 2,077,000 1,986,131
3.500%, 02/15/33 2,960,000 2,860,563
3.875%, 08/15/33 2,413,000 2,399,804
4.125%, 11/15/32 2,185,000 2,214,702
4.500%, 11/15/33 1,931,000 2,017,895
Total 11,479,095
Total U.S. Treasury Obligations
(Cost $41,330,927) 40,691,081
Money Market Funds 5.0%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
5.220%
(f)
20,381,115 20,381,115
Total Money Market Funds
(Cost $20,381,115) 20,381,115
Total Investments in Securities
(Cost $486,211,764) 464,706,003
Other Assets & Liabilities, Net (54,626,195)
Net Assets 410,079,808
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $110,395,927, which represents 26.92% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
(c) Principal amounts are shown in United States Dollars unless otherwise noted.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2024 13
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT290_10_P01_(03/24)
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